Superannuation commitments - Sensitivity to changes in significant assumptions (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Discount rate
Superannuation commitments
Decrease in actuarial assumption (as a percent)	0.50%	0.50%
Increase in actuarial assumption, Increase (decrease) in the net defined benefit obligation	$ 230	$ 205
annual salary increases
Superannuation commitments
Increase in actuarial assumption (as a percent)	0.50%	0.50%
Increase in actuarial assumption, Increase (decrease) in the net defined benefit obligation	$ 19	$ 14
inflation rate
Superannuation commitments
Increase in actuarial assumption (as a percent)	0.50%	0.50%
Increase in actuarial assumption, Increase (decrease) in the net defined benefit obligation	$ 201	$ 188
Expected lifetime
Superannuation commitments
Increase in actuarial assumption, Increase (decrease) in the net defined benefit obligation	$ 68	$ 45
Increase in term of life expectancy	1 year	1 year